Salaries and social security payable	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Salaries and social security payable
Note 24. Salaries and social security payable

Current	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Provision for gratifications and bonus	7,029	9,086	5,423
Salaries and social security contributions	4,479	3,467	925

Total current	11,508	12,553	6,348